Cover	Nov. 04, 2026	Aug. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	FRESHPET, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-36729
Entity Tax Identification Number		20-1884894
Entity Address, Postal Zip Code	07921
City Area Code	201
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Amendment Flag	false
Entity Central Index Key	0001611647
Entity Address, Address Line One	1450 US-206,Bedminster, New Jersey
Entity Address, City or Town	Bedminster
Entity Address, State or Province	NJ